Note 12: Employee Benefit Plans (Details) (USD $)	12 Months Ended																																																																																																																																											12 Months Ended								12 Months Ended										12 Months Ended						12 Months Ended														12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2011 Performance Shares [Member]	Dec. 31, 2010 Performance Shares [Member]	Dec. 31, 2012 Other Incentives [Member]	Dec. 31, 2012 Stock Options And Stock Appreciation Rights SARS [Member]	Dec. 31, 2011 Stock Options And Stock Appreciation Rights SARS [Member]	Dec. 31, 2010 Stock Options And Stock Appreciation Rights SARS [Member]	Dec. 31, 2012 Performance Share Units And Restricted Stock [Member]	Dec. 31, 2012 National Elevator Industry Plan [Member]	Dec. 31, 2011 National Elevator Industry Plan [Member]	Dec. 31, 2010 National Elevator Industry Plan [Member]	Dec. 31, 2012 Other Funds [Member]	Dec. 31, 2011 Other Funds [Member]	Dec. 31, 2010 Other Funds [Member]	Dec. 31, 2012 Global Equities [Member]	Dec. 31, 2011 Global Equities [Member]	Dec. 31, 2012 Global Equity Commingled Funds [Member]		Dec. 31, 2011 Global Equity Commingled Funds [Member]		Dec. 31, 2012 Enhanced Global Equities [Member]		Dec. 31, 2011 Enhanced Global Equities [Member]		Dec. 31, 2012 Private Equity Funds [Member]		Dec. 31, 2011 Private Equity Funds [Member]		Dec. 31, 2012 US Treasury And Government [Member]	Dec. 31, 2011 US Treasury And Government [Member]	Dec. 31, 2012 Corporate Debt Securities [Member]	Dec. 31, 2011 Corporate Debt Securities [Member]	Dec. 31, 2012 Asset Backed Securities [Member]		Dec. 31, 2011 Asset Backed Securities [Member]		Dec. 31, 2012 Real Estate [Member]		Dec. 31, 2011 Real Estate [Member]		Dec. 31, 2012 Other Pension Plan Assets [Member]		Dec. 31, 2011 Other Pension Plan Assets [Member]		Dec. 31, 2012 Cash And Cash Equivalents [Member]		Dec. 31, 2011 Cash And Cash Equivalents [Member]		Dec. 31, 2012 Other Assets And Liabilities [Member]		Dec. 31, 2011 Other Assets And Liabilities [Member]		Dec. 31, 2012 Pension Plan Assets Leveled [Member]	Dec. 31, 2011 Pension Plan Assets Leveled [Member]	Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Global Equities [Member]	Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Global Equities [Member]	Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Global Equity Commingled Funds [Member]		Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Global Equity Commingled Funds [Member]		Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Enhanced Global Equities [Member]		Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Enhanced Global Equities [Member]		Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Private Equity Funds [Member]		Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Private Equity Funds [Member]		Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] US Treasury And Government [Member]	Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] US Treasury And Government [Member]	Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Corporate Debt Securities [Member]	Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Asset Backed Securities [Member]		Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Asset Backed Securities [Member]		Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Real Estate [Member]		Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Real Estate [Member]		Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Other Pension Plan Assets [Member]		Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Cash And Cash Equivalents [Member]		Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Cash And Cash Equivalents [Member]		Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Other Assets And Liabilities [Member]		Dec. 31, 2012 Quoted price in active markets (Level 1) [Member] Pension Plan Assets Leveled [Member]	Dec. 31, 2011 Quoted price in active markets (Level 1) [Member] Pension Plan Assets Leveled [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Global Equities [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Global Equities [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Global Equity Commingled Funds [Member]		Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Global Equity Commingled Funds [Member]		Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Enhanced Global Equities [Member]		Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Enhanced Global Equities [Member]		Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Private Equity Funds [Member]		Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Private Equity Funds [Member]		Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] US Treasury And Government [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] US Treasury And Government [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Corporate Debt Securities [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Asset Backed Securities [Member]		Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Asset Backed Securities [Member]		Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Real Estate [Member]		Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Real Estate [Member]		Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Other Pension Plan Assets [Member]		Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Other Pension Plan Assets [Member]		Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Cash And Cash Equivalents [Member]		Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Cash And Cash Equivalents [Member]		Dec. 31, 2012 Significant other observable inputs (Level 2) [Member] Pension Plan Assets Leveled [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Pension Plan Assets Leveled [Member]	Dec. 31, 2012 Unobservable inputs (Level 3) [Member]	Dec. 31, 2011 Unobservable inputs (Level 3) [Member]	Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Global Equities [Member]	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Global Equities [Member]	Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Global Equity Commingled Funds [Member]		Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Global Equity Commingled Funds [Member]		Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Enhanced Global Equities [Member]		Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Enhanced Global Equities [Member]		Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Private Equity Funds [Member]		Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Private Equity Funds [Member]		Dec. 31, 2012 Unobservable inputs (Level 3) [Member] US Treasury And Government [Member]	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] US Treasury And Government [Member]	Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Corporate Debt Securities [Member]	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Corporate Debt Securities [Member]	Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Asset Backed Securities [Member]		Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Asset Backed Securities [Member]		Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Real Estate [Member]		Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Real Estate [Member]		Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Other Pension Plan Assets [Member]		Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Other Pension Plan Assets [Member]		Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Cash And Cash Equivalents [Member]		Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Cash And Cash Equivalents [Member]		Dec. 31, 2012 Unobservable inputs (Level 3) [Member] Pension Plan Assets Leveled [Member]	Dec. 31, 2011 Unobservable inputs (Level 3) [Member] Pension Plan Assets Leveled [Member]	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2009 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit [Member]
Notes to Consolidated Financial Statements [Abstract]
Contributions to Defined Contribution Plans	$ 256,000,000	$ 218,000,000		$ 200,000,000
Employee Stock Ownership Plan ESOP Number Of Allocated Shares	32,800,000
Employee Stock Ownership Plan ESOP Number Of Suspense Shares	17,100,000
Employee Stock Ownership Plan ESOP Deferred Shares Fair Value	1,400,000,000
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation, Beginning Balance																																																																																																																																																																																		27,167,000,000	24,445,000,000			784,000,000	832,000,000
Defined Benefit Plan, Service Cost																																																																																																																																																																																		500,000,000	444,000,000	396,000,000		3,000,000	3,000,000	2,000,000
Defined Benefit Plan, Interest Cost																																																																																																																																																																																		1,331,000,000	1,298,000,000	1,287,000,000		37,000,000	39,000,000	46,000,000
Defined Benefit Plan, Actuarial Gain (Loss)																																																																																																																																																																																		2,855,000,000	2,185,000,000			45,000,000	(7,000,000)
Defined Benefit Plan, Benefits Paid																																																																																																																																																																																		(1,357,000,000)	(1,233,000,000)			(107,000,000)	(104,000,000)
Defined Benefit Plan, Net Settlements Curtailments Benefit Obligation																																																																																																																																																																																		(90,000,000)	1,000,000
Defined Benefit Plan Plan Amendments																																																																																																																																																																																		(195,000,000)	21,000,000
Defined Benefit Plan, Business Combinations and Acquisitions, Benefit Obligation																																																																																																																																																																																		5,235,000,000	0			328,000,000	0
Defined Benefit Plan, Benefit Obligation, Other																																																																																																																																																																																		262,000,000	6,000,000			16,000,000	21,000,000
Defined Benefit Plan, Benefit Obligation, Ending Balance																																																																																																																																																																																		35,708,000,000	27,167,000,000	24,445,000,000		1,106,000,000	784,000,000	832,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance																												6,413,000,000	5,214,000,000	4,114,000,000	[1]	2,981,000,000	[1]	2,575,000,000	[2]	1,873,000,000	[2]	1,202,000,000	[3]	1,159,000,000	[3]	2,424,000,000	2,763,000,000	7,975,000,000	5,277,000,000	21,000,000	[4]	67,000,000	[4]	1,804,000,000	[5]	1,380,000,000	[5]	2,182,000,000	[6]	1,869,000,000	[6]	365,000,000	[7]	359,000,000	[7]	853,000,000	[8]	600,000,000	[8]	29,075,000,000	22,942,000,000	6,413,000,000	5,210,000,000	0	[1]	0	[1]	169,000,000	[2]	44,000,000	[2]	0	[3]	0	[3]	1,003,000,000	1,564,000,000	0	0	0	[4]	0	[4]	0	[5]	0	[5]	0	[6]	1,000,000	[7]	0	[7]	0	[6]	7,586,000,000	6,818,000,000	0	4,000,000	4,114,000,000	[1]	2,981,000,000	[1]	1,959,000,000	[2]	1,590,000,000	[2]	0	[3]	0	[3]	1,421,000,000	1,199,000,000	7,699,000,000	5,167,000,000	21,000,000	[4]	67,000,000	[4]	19,000,000	[5]	16,000,000	[5]	2,182,000,000	[6]	1,869,000,000	[6]	364,000,000	[7]	359,000,000	[7]	17,779,000,000	13,252,000,000		2,324,000,000	0	1,000,000	0	[1]	0	[1]	239,000,000	[2]	245,000,000		1,159,000,000	[3]	1,134,000,000		0	0	110,000,000	0	0	[4]	0	[4]	1,364,000,000	[5]	944,000,000		0	[6]	0	[6]	0	[7]	0	[7]	3,710,000,000	2,872,000,000	23,542,000,000	22,384,000,000			0	10,000,000
Defined Benefit Plan Actual Return On Plan Assets																																																																																																																																																																																		3,306,000,000	1,320,000,000			0	2,000,000
Contributions to Defined Benefit Plans																																																																																																																																																																																		516,000,000	1,060,000,000			85,000,000	76,000,000
Defined Benefit Plan, Plan Assets, Benefits Paid																																																																																																																																																																																		(1,357,000,000)	(1,233,000,000)			(107,000,000)	(104,000,000)
Defined Benefit Plan, Business Combinations and Acquisitions, Plan Assets																																																																																																																																																																																		3,800,000,000	0
Defined Benefit Plan, Fair Value of Plan Assets, Other																																																																																																																																																																																		121,000,000	11,000,000			22,000,000	16,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance																												6,413,000,000	5,214,000,000	4,114,000,000	[1]	2,981,000,000	[1]	2,575,000,000	[2]	1,873,000,000	[2]	1,202,000,000	[3]	1,159,000,000	[3]	2,424,000,000	2,763,000,000	7,975,000,000	5,277,000,000	21,000,000	[4]	67,000,000	[4]	1,804,000,000	[5]	1,380,000,000	[5]	2,182,000,000	[6]	1,869,000,000	[6]	365,000,000	[7]	359,000,000	[7]	853,000,000	[8]	600,000,000	[8]	29,075,000,000	22,942,000,000	6,413,000,000	5,210,000,000	0	[1]	0	[1]	169,000,000	[2]	44,000,000	[2]	0	[3]	0	[3]	1,003,000,000	1,564,000,000	0	0	0	[4]	0	[4]	0	[5]	0	[5]	0	[6]	1,000,000	[7]	0	[7]	0	[6]	7,586,000,000	6,818,000,000	0	4,000,000	4,114,000,000	[1]	2,981,000,000	[1]	1,959,000,000	[2]	1,590,000,000	[2]	0	[3]	0	[3]	1,421,000,000	1,199,000,000	7,699,000,000	5,167,000,000	21,000,000	[4]	67,000,000	[4]	19,000,000	[5]	16,000,000	[5]	2,182,000,000	[6]	1,869,000,000	[6]	364,000,000	[7]	359,000,000	[7]	17,779,000,000	13,252,000,000			0	0	0	[1]	0	[1]	447,000,000	[2]	239,000,000	[2]	1,202,000,000	[3]	1,159,000,000	[3]	0	0	276,000,000	110,000,000	0	[4]	0	[4]	1,785,000,000	[5]	1,364,000,000	[5]	0	[6]	0	[6]	0	[7]	0	[7]	3,710,000,000	2,872,000,000	29,928,000,000	23,542,000,000	22,384,000,000		0	0	10,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan Funded Status Of Plan																																																																																																																																																																																		(5,780,000,000)	(3,625,000,000)			(1,106,000,000)	(784,000,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet Abstract
Defined Benefit Plan Assets For Plan Benefits Noncurrent																																																																																																																																																																																		643,000,000	552,000,000
Pension And Other Postretirement Defined Benefit Plans Current Liabilities																																																																																																																																																																																		(105,000,000)	(64,000,000)			(91,000,000)	(74,000,000)
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(7,520,000,000)	(5,007,000,000)																																																																																																																																																																																(6,318,000,000)	(4,113,000,000)			(1,015,000,000)	(710,000,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet																																																																																																																																																																																		(5,780,000,000)	(3,625,000,000)			(1,106,000,000)	(784,000,000)
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax Abstract
Defined Benefit Plan Accumulated Other Comprehensive Income Net Gains Losses Before Tax																																																																																																																																																																																		10,215,000,000	9,436,000,000			(65,000,000)	(120,000,000)
Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Net Prior Service Cost Credit Before Tax																																																																																																																																																																																		(322,000,000)	(152,000,000)			(11,000,000)	2,000,000
Defined Benefit Plan Accumulated Other Comprehensive Income Net Transition Assets Obligations Before Tax																																																																																																																																																																																		0	6,000,000
Defined Benefit Plan Accumulated Other Comprehensive Income Before Tax																																																																																																																																																																																		9,893,000,000	9,290,000,000			(76,000,000)	(118,000,000)
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits																																																																																																																																																																																		75.00%				88.00%
Projected Benefit Obligation Reduction Due To Plan Change																																																																																																																																																																																					623,000,000
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits																																																																																																																																																																																		23.00%
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Expected Return on Plan Assets																																																																																																																																																																																		(1,944,000,000)	(1,834,000,000)	(1,735,000,000)		0	(1,000,000)	(1,000,000)
Defined Benefit Plan Amortization Of Prior Service Cost Credit																																																																																																																																																																																		(24,000,000)	(12,000,000)	(18,000,000)		(4,000,000)	(2,000,000)	(2,000,000)
Defined Benefit Plan Amortization Of Transition Obligations Assets																																																																																																																																																																																		1,000,000	1,000,000	1,000,000
Defined Benefit Plan Amortization Of Gains Losses																																																																																																																																																																																		722,000,000	462,000,000	285,000,000		(6,000,000)	(8,000,000)	(1,000,000)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments																																																																																																																																																																																		77,000,000	16,000,000	2,000,000		(2,000,000)	(8,000,000)	0
Defined Benefit Plan, Net Periodic Benefit Cost																																																																																																																																																																																		663,000,000	375,000,000	218,000,000		28,000,000	23,000,000	44,000,000
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	(1,542,000,000)	(2,692,000,000)		(701,000,000)																																																																																																																																																																														1,493,000,000				49,000,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax																																																																																																																																																																																		(722,000,000)				6,000,000
Other Comprehensive Income Defined Benefit Plan Net Prior Service Cost Credit Arising During Period Before Tax	211,000,000	(21,000,000)		(121,000,000)																																																																																																																																																																														(195,000,000)				(16,000,000)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	689,000,000	441,000,000		265,000,000																																																																																																																																																																														24,000,000				4,000,000
Other Comprehensive Income Reclassification Of Defined Benefit Plan Net Transition Asset Obligation Recognized In Net Periodic Benefit Cost Before Tax																																																																																																																																																																																		(1,000,000)
Other Comprehensive Income Defined Benefit Plans Other																																																																																																																																																																																		4,000,000				(1,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax																																																																																																																																																																																		603,000,000				42,000,000
Net Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss																																																																																																																																																																																		1,266,000,000				70,000,000
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Abstract
Defined Benefit Plan Amortization Of Net Gains Losses																																																																																																																																																																																		964,000,000				(4,000,000)
Defined Benefit Plan Amortization Of Net Prior Service Cost Credit																																																																																																																																																																																		(42,000,000)				11,000,000
Defined Benefit Plan Amortization Of Net Transition Asset Obligation																																																																																																																																																																																		0
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year																																																																																																																																																																																		922,000,000
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation Abstract
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate																																																																																																																																																																																		4.00%	4.70%			3.60%	4.30%
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Rate Of Compensation Increase																																																																																																																																																																																		4.20%	4.30%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost Abstract
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate																																																																																																																																																																																		4.60%	5.40%	5.90%		4.20%	4.90%	5.50%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Rate Of Compensation Increase																																																																																																																																																																																		4.30%	4.40%	4.40%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets																																																																																																																																																																																		7.70%	7.90%	8.00%		0.00%	5.00%	5.00%
Defined Benefit Plan Percentage Of Equity Securities Issued By Employer And Related Parties Included In Plan Assets																																																																																																																																																																																		3.00%	4.00%
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan Actual Return On Plan Assets Sold During Period																																																																																																																																												184,000,000	101,000,000	0	0					1,000,000		(1,000,000)		174,000,000		108,000,000				3,000,000	0					6,000,000		(6,000,000)
Defined Benefit Plan, Actual Return on Plan Assets Acquired During Period																																																																																																																																												142,000,000		0						63,000,000				0						0						79,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held																																																																																																																																												183,000,000	159,000,000	0	0					31,000,000		(1,000,000)		(14,000,000)		17,000,000				51,000,000	6,000,000					115,000,000		137,000,000
Defined Benefit Plan Purchases Sales And Settlements																																																																																																																																												329,000,000	288,000,000	0	(1,000,000)					113,000,000		(4,000,000)		(117,000,000)		(100,000,000)				112,000,000	104,000,000					221,000,000		289,000,000
Defined Benefit Plan Estimated Future Benefit Payments Abstract
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months																																																																																																																																																																																		1,657,000,000				100,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two																																																																																																																																																																																		1,654,000,000				98,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three																																																																																																																																																																																		1,724,000,000				95,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four																																																																																																																																																																																		1,793,000,000				89,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five																																																																																																																																																																																		1,880,000,000				83,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter																																																																																																																																																																																		10,442,000,000				357,000,000
Domestic Defined Benefit Plan Cash Contributions By Employer	201,000,000	156,000,000
Domestic Defined Benefit Plan Stock Contributions By Employer	0	450,000,000		250,000,000
Foreign Defined Benefit Plan Cash Contributions By Employer	229,000,000	395,000,000
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Abstract
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Projected Benefit Obligation	32,278,000,000	24,091,000,000
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Accumulated Benefit Obligation	31,147,000,000	23,198,000,000
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Fair Value Of Plan Assets	25,889,000,000	19,949,000,000
Defined Benefit Plan Accumulated Benefit Obligation	34,400,000,000	26,000,000,000
Percentage Of Growth Seeking Assets In Company's Overall Investment Strategy	65.00%
Percentage Of Income Generating Assets In Company's Overall Investment Strategy	35.00%
Percentage Of Enhanced Equity Assets In Global Equity Portfolio	9.00%
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge	40% to 50%
Defined Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year	200,000,000
Defined Benefit Plan Assumed Health Care Cost Trend Rates Abstract
Defined Benefit Plan Health Care Cost Trend Rate Assumed For Next Fiscal Year	8.00%	8.50%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate	5.00%	5.00%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate	2019	2019
Defined Benefit Plan Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates Abstract
Defined Benefit Plan Effect Of One Percentage Point Increase On Service And Interest Cost Components	2,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components 1	(2,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	71,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation 1	(60,000,000)
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized	119,000,000
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Available For Grant	44,000,000
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan	shares awarded on an annual basis will range from 1% to 1.5% of shares outstanding.
Allocated Share Based Compensation Expense	210,000,000	221,000,000		148,000,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	76,000,000	75,000,000		47,000,000
Employee Service Share Based Compensation Cash Received From Exercise Of Stock Options	381,000,000	226,000,000		386,000,000
Employee Service Share Based Compensation Tax Benefit Realized From Exercise Of Stock Options	111,000,000	101,000,000		139,000,000
Employee Service Share Based Compensation Tax Benefit Realized From Vesting Of Performance Share Units	15,000,000	19,000,000		20,000,000
Employee Service Share Based Compensation Cash Flow Tax Benefit Reported	67,000,000	81,000,000		94,000,000
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized	185,000,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 10 months 24 days
Multiemployer Plans [Line Items]
Multiemployer Plans General Nature	We contribute to various domestic and foreign multiemployer defined benefit pension plans. The risks of participating in these multiemployer plans are different from single-employer plans in that assets contributed are pooled and may be used to provide benefits to employees of other participating employers. If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. Lastly, if we choose to stop participating in some of our multiemployer plans, we may be required to pay those plans a withdrawal liability based on the underfunded status of the plan.
Entity Tax Identification Number																						232694291
Multiemployer Plans Certified Zone Status																						Green	Green
Multiemployer Plans Funding Improvement Plan And Rehabilitation Plan																						No
Multiemployer Plans Period Contributions	99,000,000	94,000,000		90,000,000																		63,000,000	56,000,000	55,000,000	36,000,000	38,000,000	35,000,000
Multiemployer Plans Surcharge																						No
Multiemployer Plans Collective Bargaining Arrangement Expiration Date																						Jul. 08, 2017
Multiemployer Plans Period Contributions Significance Of Contributions			true		true
Multiemployer Plans Employees Increase Decrease Percentage	5.00%
Multiemployer Plans Period Contributions Other Than Pensions	11,000,000	10,000,000		10,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Beginning Balance												21,029,000	34,038,000	2,962,000			1,109,000
Treasury stock reissued under employee plans, shares	3,600,000	0		0								428,000	7,909,000	1,159,000			467,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												(7,546,000)	(2,645,000)	(607,000)			(207,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period												(105,000)	(881,000)	(723,000)			(85,000)
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Number, Ending Balance												13,806,000	38,421,000	2,791,000	2,962,000		1,284,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period												$ 47.63	$ 66.70	$ 67.31
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Weighted Average Exercise Price												$ 75.47	$ 74.88	$ 74.71
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Weighted Average Exercise Price												$ 40.36	$ 60.70	$ 55.82
Share Based Compensation Arrangement By Share Based Payment Award Options Forfeitures And Expirations In Period Weighted Average Exercise Price												$ 50.93	$ 70.88	$ 60.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period												$ 52.45	$ 68.70	$ 74.77	$ 67.31
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 82.15	$ 87.65	$ 78.73		$ 19.32	$ 20.26	$ 17.86
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Vested In Period Total Fair Value	187,000,000	170,000,000		172,000,000
Share Based Compensation Arrangement By Share Based Payment Award Options Exercises In Period Total Intrinsic Value														46,000,000	59,000,000	62,000,000		370,000,000	336,000,000	446,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																		51,737,000			3,645,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price																		$ 63.90			$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value																		937,000,000			299,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term																		5 years 2 months 12 days			1 year 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																		35,142,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price																		$ 58.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																		$ 828,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																		3 years 8 months 12 days
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology Abstract
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	30.00%	26.00%		24.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	35.00%	32.00%		28.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Weighted Average Volatility Rate	30.00%	26.00%		25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term						7 years 8 months 12 days	8 years	7 years 10 months 24 days	7 years 4 months 24 days	7 years 6 months	7 years 4 months 24 days
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Expected Dividend Rate	2.30%	2.40%		2.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.00%	0.10%		0.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.00%	3.50%		4.00%

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-shortmarket neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equityand fixed income securities and foreign currency.
[3]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[4]	Represents mortgage and asset-backed securities.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.